Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2018
Ordinary Shares
Summary of ordinary shares transactions

A summary of ordinary shares transactions (in thousands) is as follows:

	2018	2017	2016
As at January 1	66,447	60,706	56,533
Public offering	—	5,685	4,080
Share option exercises	211	56	93
As at December 31	66,658	66,447	60,706